Customer deposits	6 Months Ended
Jun. 30, 2025
Deposits from customers [abstract]
Customer deposits
7 Customer deposits

Customer deposits
in EUR million	30 June 2025	31 December 2024
Current accounts / Overnight deposits	232,153	227,827
Savings accounts	379,403	354,560
Time deposits	120,143	107,695
Other	6,329	1,579
	738,028	691,661

Current accounts / Overnight deposits, Saving accounts and Time deposits include balances with individuals, respectively EUR 109,027 million (31 December 2024: EUR 107,068 million), EUR 347,622 million (31 December 2024: EUR 324,135 million) and EUR 56,151 million (31 December 2024: EUR 56,599 million).